Provisions (Tables)	9 Months Ended
Sep. 30, 2025
Disclosure Of Other Provisions [Line Items]
Summary of Movements in Current or Potential Proceedings

Movements in current or potential proceedings are set out below:

	September 30, 2025	December 31, 2024
Carrying amount as of January 1	500	362
Reversal	(180)	(92)
Interest charges	4	11
Additions	64	219
Carrying amount as of December 31	388	500